Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Disaggregated revenue
The following table presents disaggregated revenue in the following categories (in thousands):

	Year Ended December 31,
	2022	2021
Contract Types:
Licensing	2,160	2,025
Engineering and other services	19,061	9,539
Carbon capture and utilization revenue	21,221	11,564

Joint development agreements	6	11,700
Other contract research	6	2,197
Research and development revenue	12	13,897

CarbonSmart (tangible product)	4,000	—

Total Revenue	$37,343	$25,461
The following table presents disaggregation of the Company’s revenues by customer location for the years ended December 31, 2022 and 2021 (in thousands):

	Year Ended December 31,
	2022	2021
North America	$17,149	$15,825
Europe, Middle East, Africa (EMEA)	11,500	7,522
Asia	5,752	1,477
Australia	2,942	637
Total Revenue	$37,343	$25,461

Changes in contract assets and liabilities
The following table provides changes in contract assets and liabilities (in thousands):

	Current Contract Assets	Current Contract Liabilities	Non-current Contract Liabilities
Balance as of January 1, 2021	$6,186	$5,480	$11,291
Additions to unbilled accounts receivable	8,516	—	—
Increases due to cash received	—	20	5,690
Unbilled accounts receivable recognized in trade receivables	(3,002)	—	—
Reclassification from long-term to short-term	—	3,080	(3,080)
Reclassification to revenue as a result of performance obligations satisfied	—	(5,104)	—
Balance as of December 31, 2021	11,700	3,476	13,901
Additions to unbilled accounts receivable	30,308	—	—
Increases due to cash received	—	996	37
Unbilled accounts receivable recognized in trade receivables	(24,062)	—	—
Change on revaluation of currency	54	—	(341)
Reclassification from non-current to current contract liabilities	—	2,837	(2,837)
Reclassification to revenue as a result of performance obligations satisfied	—	(4,208)	—
Balance as of December 31, 2022	$18,000	$3,101	$10,760

Remaining performance obligations	Remaining performance obligations consisted of the following (in thousands):

	As of
	December 31, 2022	December 31, 2021
Current	$3,101	$3,476
Non-current	10,760	13,901
Total	$13,861	$17,377